11. Operating Leases - Group as Lessor (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases Group As Lessor Tables Abstract
Schedule of future minimum rental receivables

Future minimum rental receivable under non-cancellable operating leases as of December 31, 2018 is as follows:

2018
Within 1 year	$2,080,192
After 1 year, but not more than 5 years	3,504,960
More than 5 years	74,043
Total	$5,659,195